Property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination		R$ 155,992
Property, plant and equipment	R$ 381,404	369,942	R$ 167,547
Historical cost of property, plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	539,388	437,180
Total for all business combinations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		369,942
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	(157,984)	(67,238)
Furniture and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination		154,139
Property, plant and equipment	216,286	212,298	25,138
Furniture and Equipment | Historical cost of property, plant and equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	301,451	240,957
Furniture and Equipment | Accumulated depreciation and amortisation [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	R$ (85,165)	R$ (28,659)
Furniture and Equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	10.00%	10.00%
Furniture and Equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	20.00%	20.00%
Communication and network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	20.00%	20.00%
Property, plant and equipment	R$ 19,627	R$ 16,853
Communication and network equipment [member] | Historical cost of property, plant and equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	34,400	30,461
Communication and network equipment [member] | Accumulated depreciation and amortisation [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	R$ (14,773)	R$ (13,608)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	0.00%	0.00%
Business Combination		R$ 45
Property, plant and equipment	R$ 4,353	4,580	2,020
Construction in progress [member] | Historical cost of property, plant and equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,353	4,580
Construction in progress [member] | Accumulated depreciation and amortisation [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	0	0
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Business Combination		0
Property, plant and equipment	106,486	101,027	108,680
Right-of-use assets [member] | Historical cost of property, plant and equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	145,504	110,823
Right-of-use assets [member] | Accumulated depreciation and amortisation [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	R$ (39,018)	R$ (9,796)
Right-of-use assets [member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	4.00%	4.00%
Right-of-use assets [member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	10.00%	10.00%
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	4.00%	4.00%
Business Combination		R$ 1,808
Property, plant and equipment	R$ 34,652	35,184	R$ 28,166
Buildings [member] | Historical cost of property, plant and equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	53,680	50,359
Buildings [member] | Accumulated depreciation and amortisation [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	R$ (19,028)	R$ (15,175)